Debt Financing	12 Months Ended
Dec. 31, 2014
Debt Financing [Abstract]
Debt Disclosure [Text Block]
Debt Financing

As of December 31, 2014 and 2013, the Company’s outstanding debt financing totaled approximately $345.4 million and $257.3 million, respectively.

Other Financings

In March 2014, the Partnership obtained two $5.0 million unsecured revolving lines of credit. The first revolving line of credit carries a variable interest rate which was approximately 3.5% on the closing date and matures in March 2015. The second revolving line of credit also carries a variable interest rate which was approximately 3.4% on December 31, 2014 and matures in March 2016. On December 31, 2014, the Partnership had not borrowed funds on either line of credit. The lines of credit could be utilized to help with short-term working capital needs and to fund new investments during the periods of time that the Company is working with its lender to finalize new TOB financings of assets. This replaces the $10.0 million unsecured revolving line of credit held at December 31, 2013.

In February 2013, the Partnership obtained a debt facility secured by the Iona Lakes mortgage revenue bond with total available borrowings of up to $6.0 million. Any borrowed amount carried a fixed interest rate of 5.0% per annum and matured on January 25, 2014. On June 29, 2013 the Partnership retired this debt facility.

Tender Option Bond Financings

Description of the Tender Option Bond Financings	Outstanding Debt Financing at December 31, 2014	Year Acquired	Stated Maturity	Year End Rates
PHC Certificates-TOB Trust	$44,675,000	2012	June 2015	2.20%
MBS - TOB Trust 1	2,585,000	2012	April 2015	1.12%
MBS - TOB Trust 2	4,090,000	2012	April 2015	1.12%
MBS - TOB Trust 5	5,270,000	2012	April 2015	1.06%
The Suites on Paseo - TOB Trust	25,535,000	2013	June 2015	1.96%
TOB - Decatur Angle - TOB Trust	21,850,000	2014	October 2016	4.34%
Live 929 - TOB Trust	34,975,000	2014	July 2019	4.47%
Bruton Apartments - TOB Trust	17,250,000	2014	July 2017	4.55%
Pro Nova 2014-1 - TOB Trust	9,010,000	2014	July 2017	4.05%
Pro Nova 2014-2 - TOB Trust	9,010,000	2014	July 2017	4.05%
Total Debt Financing	$174,250,000

Description of the Tender Option Bond Financings	Outstanding Debt Financing at December 31, 2013	Year Acquired	Stated Maturity	Year End Rates
PHC Certificates-TOB Trust	$48,995,000	2012	June 2014	2.32%
Autumn Pines-TOB Trust	9,770,000	2011	July 2014	1.96%
MBS - TOB Trust 1	2,585,000	2012	April 2014	1.21%
MBS - TOB Trust 2	4,090,000	2012	April 2014	1.29%
MBS - TOB Trust 3	2,865,000	2012	April 2014	1.22%
MBS - TOB Trust 4	5,960,000	2012	April 2014	1.23%
MBS - TOB Trust 5	10,545,000	2012	April 2014	1.27%
Greens of Pine Glen - TOB Trust	5,700,000	2013	June 2014	2.40%
Arbors of Hickory Ridge - TOB Trust	7,000,000	2013	August 2014	2.40%
MBS - TOB Trust 6	7,825,000	2013	August 2014	1.02%
Avistar (February 2013 portfolio) - TOB Trust (2)	20,000,000	2013	June 2014	2.21%
Avistar (June 2013 portfolio) - TOB Trust (1)	13,210,000	2013	October 2014	2.21%
The Suites on Paseo - TOB Trust	25,750,000	2013	December 2014	1.96%
Total Debt Financing	$164,295,000

(1) Avistar at the Oaks Apartments, Avistar on the Hills Apartments, and Avistar in 09 Apartments is the collateral for the $20.0 million TOB Trust.
(2) Avistar at Chase Hill, Avistar at the Crest, and Avistar on the Boulevard is the collateral for the approximate $13.2 million TOB Trust.

In July 2011, the Company executed a Master Trust Agreement with DB which allows the Company to execute multiple TOB Trusts structures upon the approval and agreement of terms by DB. Under each TOB Trust structure issued through the Master Trust Agreement, the TOB trustee issues SPEARS and LIFERS. These SPEARS and LIFERS represent beneficial interests in the securitized asset held by the TOB trustee. The Company will purchase the LIFERS from each of these TOB Trusts which will grant them certain rights to the securitized assets. The Master Trust Agreement with DB has covenants with which the Company is required to maintain compliance. At December 31, 2014, the most restrictive covenant was that cash available to distribute for the trailing twelve months must be at least two times trailing twelve month interest expense. The Company was in compliance with all of these covenants as of December 31, 2014. If the Company were to be out of compliance with any of these covenants, it would trigger a termination event of the financing facilities. The Company expects to renew each of the TOB financing facilities at its discretion per the terms of the agreements. DB can require the posting of cash collateral under the terms of the Master Trust Agreement.

In October 2014, the Partnership executed two new TOB Trusts under its credit facility with DB securitizing the Pro Nova 2014-1 and 2014-2 mortgage revenue bonds borrowing approximately $9.0 million under each TOB Trust. The TOB Trust facility has an approximate 4.0% per annum fixed interest rate and will mature in July 1, 2017. Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS. The outstanding balance remains at approximately $18.0 million on December 31, 2014.

In August 2014, the Partnership executed a new TOB Trust under its credit facility with DB securitizing the Bruton Apartments mortgage revenue bond borrowing approximately $17.3 million. The TOB Trust facility has an approximate 4.6% per annum fixed interest rate and will mature in July 2017. Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS. The outstanding balance remains at approximately $17.3 million on December 31, 2014.

In July 2014, the Partnership executed a new TOB Trust under its credit facility with DB securitizing the Live 929 mortgage revenue bond borrowing approximately $35.0 million. The TOB Trust facility has an approximate 4.5% per annum fixed interest rate and will mature in July 2019. Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS. The outstanding balance is approximately $35.0 million on December 31, 2014.

In July 2014, the Partnership executed a new TOB Trust under its credit facility with DB securitizing the Decatur Angle mortgage revenue bond borrowing $21.9 million. The new TOB Trust facility will mature in October 2016. On the closing date the total fixed TOB Trust facility interest rate was approximately 4.3% per annum. Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS. This new TOB Trust replaced the March 2014 TOB Trust under its credit facility with DB which had securitized the Decatur Angle mortgage revenue bond borrowing $17.3 million. The outstanding balance is approximately $21.9 million on December 31, 2014.

In July 2014, a separate transaction occurred as a preliminary transaction to achieve the closing of the M31 TEBS Financing (discussed in the M31 TEBS Financing section in Note 11). DB purchased the SPEARS which securitized four TOB Trust facilities for approximately $45.9 million and approximately $26.5 million in the related residual LIFERS. DB held the ten mortgage revenue bonds that collateralized this transaction, the Greens Property, Arbors at Hickory Ridge, Avistar on the Boulevard, Avistar at Chase Hill, Avistar at the Crest, Avistar on the Hills Apartments, Avistar at the Oaks Apartments, and Avistar in 09 Apartments, until the M31 TEBS Financing facility closed on July 10, 2014.

In December 2013, the Company executed a new TOB Trust under its credit facility with DB securitizing The Suites on Paseo Series A mortgage revenue bond. The amount borrowed was approximately $25.8 million with a variable interest rate tied to SIFMA. The facility matures in June 2015. On the date of the closing the total fixed TOB Trust fee was approximately 1.6% per annum and the variable rate paid on the TOB Trust on the SPEARS was approximately 0.4% per annum resulting in a total cost of borrowing of approximately 2.0% per annum. The outstanding balance remains at approximately $25.5 million on December 31, 2014.

In October 2013, the Company executed a new TOB Trust under its credit facility with DB securitizing the Avistar at the Oaks Apartments, the Avistar on the Hills Apartments, and the Avistar in 09 Apartments Series A mortgage revenue bonds. The amount borrowed was approximately $13.2 million with a variable interest rate tied to SIFMA. This TOB Trust was settled in July 2014.

In June 2013, the Company executed a new TOB Trust under its credit facility with DB securitizing the Avistar on the Boulevard, Avistar at Chase Hill, and Avistar at the Crest Series A mortgage revenue bonds. The amount borrowed was $20.0 million with a variable interest rate tied to SIFMA. This TOB Trust was settled in July 2014.

In March 2013, the Company executed a new TOB Trust under its credit facility with DB securitizing the Arbors at Hickory Ridge mortgage revenue bond. The amount borrowed was $7.0 million with a variable interest rate tied to SIFMA. This TOB Trust was settled in July 2014.

In February 2013, the Company executed a new TOB Trust under its credit facility with DB securitizing the Greens Property mortgage revenue bond. The amount borrowed was approximately $5.8 million with a variable interest rate tied to SIFMA. This TOB Trust was settled in July 2014.

In the fourth quarter of 2012 through the second quarter of 2013, the Company purchased the LIFERS issued by the trustee over six additional TOB Trusts. The LIFERS entitle the Company to all principal and interest payments received by these TOB Trusts on the mortgage-backed securities after payments due to the holders of the SPEARS and trust costs (“MBS TOB Trusts”). The SPEARS represent senior interests in the MBS TOB Trusts and some have been credit enhanced by DB. The Company reports the MBS TOB Trusts on a consolidated basis as it has determined it is the primary beneficiary of these variable interest entities (Note 6). A summary of the six MBS TOB Trusts are as follows:

•
During fourth quarter of 2012, the Company purchased approximately $6.5 million of LIFERS from securitized MBS TOB Trusts with a par value of approximately $31.6 million of MBS. The MBS TOB Trusts also issued SPEARS of approximately $25.1 million to unaffiliated investors. A portion of this MBS was sold in 2014 and a portion of the TOB Trusts were settled in 2014. The approximate outstanding amount at December 31, 2014 is $12.0 million which will mature in April 2015. On the date of closing the total fixed TOB Trust fee was approximately 0.9% per annum and the variable rate paid on the SPEARS of approximately 0.4% per annum is tied to SIFMA which results in the total cost of borrowing of approximately 1.3% per annum.

•
In January 2013, the Company purchased an additional $540,000 of LIFERS from one of the five MBS TOB Trusts which is a securitization of MBS with a par value of $2.5 million. SPEARS of approximately $2.0 million were issued by the MBS TOB Trust.This MBS was sold in 2014 and the TOB Trust was settled in 2014.

•
In April 2013, the Company purchased approximately $2.2 million of LIFERS issued by a new MBS TOB Trust which is the securitization of MBS with a par value of approximately $10.0 million. The MBS TOB Trusts issued SPEARS of approximately $7.8 million to unaffiliated investors. This facility was sold in 2014 and the TOB Trust was settled in 2014.

In October 2014, the Company sold a portion of the MBS and collapsed the related MBS - TOB Trusts for an amount approximating the outstanding amortized cost. The Company collapsed MBS - TOB Trust 4 for approximately $6.0 million, MBS - TOB Trust 5 for approximately $5.3 million and MBS - TOB Trust 6 for approximately $7.8 million securitizing the related MBS. The Company’s approximate $19.1 million TOB financing facilities, which were the securitization of these MBS TOB Trusts, were paid off in full in connection with this sale (Note 7).

In May 2014, the Company sold a portion of the MBS and collapsed the related MBS - TOB Trust 3 securitizing the related MBS for approximately $3.7 million. The Company’s $2.9 million TOB financing facility, which was the securitization of this MBS TOB Trust, was paid off in full in connection with this sale (Note 7).

In April 2014, the mortgage revenue bond secured by Autumn Pines was sold for approximately $13.1 million. The Company’s $9.8 million TOB financing facility, which was the securitization of this mortgage revenue bond, was collapsed and paid off in full in connection with this sale (Note 5).

As of December 31, 2014, the Company has posted approximately $2.1 million of cash collateral in connection with the MBS TOB Trusts. This collateral is recorded as restricted cash in the consolidated financial statements. As of December 31, 2013, the Company had posted approximately $4.1 million of cash collateral in connection with the six MBS TOB Trusts. This collateral is recorded as restricted cash in the consolidated financial statements.

In July 2012, the Company purchased the PHC Certificate LIFERS issued by the PHC TOB Trusts for approximately $16.0 million and pledged the LIFERS to the trustee to secure certain reimbursement obligations of the Company as the holder of LIFERS. The Company is consolidating the PHC TOB Trust as it has determined it is the primary beneficiary of these variable interest entities. The PHC TOB Trusts issued SPEARS of approximately $49.0 million to unaffiliated investors. The SPEARS represent senior interests in the PHC TOB Trusts and have been credit enhanced by DB. The LIFERS entitle the Company to all principal and interest payments received by the PHC TOB Trusts on the $59.3 million of PHC Certificates held by it after payments due to the holders of the SPEARS and trust costs. Approximately $4.3 million was paid to reduce the outstanding balance during 2014. The amount owed to the SPEARS owners at December 31, 2014 is approximately $44.7 million. As of December 31, 2014 and 2013, the Company has posted approximately $400,000 of cash collateral in connection with one of the PHC TOB Trusts which is recorded as restricted cash.

As of December 31, 2014 and 2013, the total cost of borrowing for the PHC Certificates TOB financing facilities was approximately 2.2% and 2.3% per annum, respectively, and the weighted average cost of borrowing on the TOB financing facilities securitizing mortgage-backed securities was approximately 1.1% and 1.3% per annum, respectively. The Company’s total cost of borrowing under the TOB financing facilities collateralized by the mortgage revenue bonds was approximately 3.9% and 2.7% per annum as of December 31, 2014 and 2013, respectively. The Company accounts for these TOB transactions as secured financing arrangements.

TEBS Financings.

On July 10, 2014, the Partnership and its newly created consolidated subsidiary, ATAX TEBS II, LLC (“2014 Sponsor”), entered into a number of agreements relating to a new long-term debt financing facility provided through the securitization of thirteen mortgage revenue bonds, with a par value of approximately $118.4 million, owned by the the 2014 Sponsor pursuant to the M31 TEBS Financing. The M31 TEBS Financing facility essentially provides the Partnership with a long-term variable-rate debt facility at interest rates reflecting prevailing short-term tax-exempt rates.

Effective July 1, 2014, the Partnership transferred the following mortgage revenue bonds to the 2014 Sponsor pursuant to the M31 TEBS Financing described above:

	Outstanding Bond Par Amounts
Description of Mortgage Revenue Bonds	December 31, 2014	July 1, 2014	Financial Statement Presentation
Arbors at Hickory Ridge	$11,450,000	$11,450,000	Mortgage revenue bond
Avistar at Chase Hill A Bond	10,000,000	10,000,000	Mortgage revenue bond
Avistar at the Crest A Bond	9,700,000	9,700,000	Mortgage revenue bond
Avistar at the Oaks A Bond	7,800,000	7,800,000	Mortgage revenue bond
Avistar in 09 A Bond	6,735,000	6,735,000	Mortgage revenue bond
Avistar on the Boulevard A Bond	16,525,000	16,525,000	Mortgage revenue bond
Avistar on the Hills A Bond	5,389,000	5,389,000	Mortgage revenue bond
Copper Gate Apartments	5,220,000	5,220,000	Mortgage revenue bond
Greens Property A Bond	8,366,000	8,396,000	Mortgage revenue bond
Harden Ranch A Bond	6,960,000	6,960,000	Mortgage revenue bond
The Palms at Premier Park Apartments	20,152,000	20,152,000	Mortgage revenue bond
Tyler Park Apartments A Bond	6,075,000	6,075,000	Mortgage revenue bond
Westside Village A Bond	3,970,000	3,970,000	Mortgage revenue bond
Total	$118,342,000	$118,372,000

The mortgage revenue bonds were then securitized by transferring these assets to Freddie Mac in exchange for Class A and Class B Freddie Mac Multifamily Variable Rate Certificates (collectively, the “M31 TEBS Certificates”). The M31 TEBS Certificates represent beneficial interests in the securitized assets held by Freddie Mac. The Class A TEBS Certificates were issued in an initial principal amount of approximately $94.7 million and were sold through a placement agent to unaffiliated investors. The Class B M31 TEBS Certificates were issued in an initial principal amount of approximately $23.7 million and were retained by the 2014 Sponsor. The gross proceeds from the M31 TEBS Financing were approximately $94.7 million. After the payment of transaction expenses, the Partnership received net proceeds from the M31 TEBS Financing of approximately $91.6 million. The Partnership applied approximately $72.4 million of these net proceeds to retire the short-term securitization that previously existed on these bonds and approximately $6.3 million to a stabilization escrow. The approximate $6.3 million is reported as restricted cash on the December 31, 2014 balance sheet.
The holders of the Class A M31 TEBS Certificates are entitled to receive regular payments of interest from Freddie Mac at a variable rate which resets periodically based on the weekly SIFMA floating index rate plus certain credit, facility, remarketing, and servicing fees (“Facility Fees”). As of closing, the SIFMA rate was equal to 0.04% per annum and the total Facility Fees were approximately 1.4% per annum, resulting in a total initial cost of borrowing of approximately 1.5% per annum. In order to mitigate its exposure to interest rate fluctuations on the variable rate M31 TEBS Financing, the 2014 Sponsor also entered into interest rate cap agreements with Barclays Bank PLC, the Royal Bank of Canada, and Sumitomo Mitsui Banking Corporation, each in an initial notional amount of approximately $31.6 million, which effectively limits the interest payable by the 2014 Sponsor on the Class A M31 TEBS Certificates to a fixed rate of 3.0% per annum on the combined notional amounts of the interest rate cap agreements through August 15, 2019.
The total Facility Fees are 1.4% per annum, and as of December 31, 2014, the SIFMA rate was equal to approximately 0.1% per annum resulting in a total cost of borrowing of approximately 1.5% per annum on the outstanding balance of the M31 TEBS Financing facility of approximately $94.7 million. The M31 TEBS Financing and the associated M31 TEBS Trust are presented as secured financings within the consolidated financial statements.
Payment of interest on the Class A M31 TEBS Certificates will be made from the interest payments received by Freddie Mac from the Bonds held by Freddie Mac on designated interest payment dates prior to any payments of interest on the Class B M31 TEBS Certificates held by the 2014 Sponsor. As the holder of the Class B M31 TEBS Certificates, the 2014 Sponsor is not entitled to receive interest payments on the Class B TEBS Certificates at any particular rate, but will be entitled to all payments of principal and interest on the Bonds held by Freddie Mac after payment of principal and interest due on the Class A M31 TEBS Certificates and payment of all Facility Fees and associated expenses. Accordingly, the amount of interest paid to the 2014 Sponsor on the Class B M31 TEBS Certificates is expected to vary over time, and could be eliminated altogether, due to fluctuations in the interest rate payable on the Class A M31 TEBS Certificates, Facility Fees, expenses, and other factors.

Freddie Mac guaranteed payment of scheduled principal and interest payments on the Class A M31 TEBS Certificates and also guaranteed payment of the purchase price of any Class A M31 TEBS Certificates that are tendered to Freddie Mac in accordance with their terms which cannot be remarketed to new holders within five business days.  The 2014 Sponsor is obligated to reimburse Freddie Mac for certain expenses, including any payments made by Freddie Mac under its guaranty. These obligations of the 2014 Sponsor are also guaranteed by the Partnership.  The Partnership also entered into various subordination agreements with Freddie Mac under which the Partnership has subordinated its rights and remedies with respect to the mortgage revenue and taxable bonds and taxable mortgage loans made by it to the owners of properties securing certain of the Bonds to the rights of Freddie Mac as the holder of the Bonds.

The term of the M31 TEBS Financing coincides with the terms of the assets securing the M31 TEBS Certificates, except the 2014 Sponsor may elect to purchase all (but not less than all) of the Bonds from Freddie Mac on either July 15, 2019 or July 15, 2024.  The 2014 Sponsor also retains a right to require a Bond to be released from Freddie Mac in the event of a payment default on the Bond which remains uncured for two consecutive scheduled payment dates or 60 days, whichever is shorter, by paying Freddie Mac the unpaid principal and accrued interest on the Bond plus a yield maintenance payment.  In addition, the 2014 Sponsor has a limited right to substitute new bonds for existing Bonds held by Freddie Mac in certain circumstances. Should the Partnership not elect to terminate the TEBS Financing on these dates the full term of the M31 TEBS Financing runs through the final principal payment date associated with the securitized bonds, or August 1, 2050.

As of September 1, 2010, the Partnership and its Consolidated Subsidiary ATAX TEBS I, LLC, entered into a number of agreements relating to a new long-term debt financing facility provided through the securitization of thirteen mortgage revenue bonds owned by the ATAX TEBS I, LLC (the “2010 Sponsor”) pursuant to the M24 TEBS Financing. The M24 TEBS Financing facility essentially provides the Partnership with a long-term variable-rate debt facility at interest rates reflecting prevailing short-term tax-exempt rates.
Effective September 1, 2010, the Partnership transferred the following mortgage revenue bonds to ATAX TEBS I, LLC, a special purpose entity controlled by the Partnership pursuant to the M24 TEBS Financing. The par value of the mortgage revenue bonds included in this financing facility as of December 31, 2014 and 2013 are as follows:

	Outstanding Bond Par Amounts
Description of Mortgage
Revenue Bonds	December 31, 2014	December 31, 2013	Financial Statement Presentation
Ashley Square	$5,159,000	$5,212,000	Mortgage revenue bond
Bella Vista	6,490,000	6,545,000	Mortgage revenue bond
Bent Tree	7,465,000	7,542,000	Assets held for sale
Bridle Ridge	7,655,000	7,715,000	Mortgage revenue bond
Brookstone	9,256,001	9,338,603	Mortgage revenue bond
Cross Creek	8,422,997	8,497,933	Mortgage revenue bond
Fairmont Oaks	7,266,000	7,355,000	Assets held for sale
Lake Forest	8,886,000	8,997,000	Mortgage revenue bond
Runnymede	10,440,000	10,525,000	Mortgage revenue bond
South Park	13,680,000	13,795,000	Mortgage revenue bond
Woodlynn Village	4,390,000	4,426,000	Mortgage revenue bond
Ohio Series A Bond (1)	14,407,000	14,498,000	Mortgage revenue bond
Villages at Lost Creek	—	18,090,000	Mortgage revenue bond
Total	$103,516,998	$122,536,536

(1) Collateralized by Crescent Village, Post Woods and Willow Bend which are eliminated upon consolidation (Note 3)

The securitization of these mortgage revenue bonds occurred through two classes of certificates. The Class A TEBS Certificates were issued in an initial principal amount of $95.8 million and were sold through a placement agent to unaffiliated investors. The Class B TEBS Certificates were issued in an initial principal amount of $20.3 million and were retained by the Sponsor. The holders of the Class A TEBS Certificates are entitled to receive regular payments of interest from Freddie Mac at a variable rate which resets periodically based on the weekly Securities Industry and Financial Markets Association (“SIFMA”) floating index rate plus Facility Fees. As of December 31, 2014, the SIFMA rate was equal to 0.1% per annum resulting in a total cost of borrowing of approximately 2.0% per annum on the outstanding balance on the M24 TEBS Financing facility of $76.4 million. As of December 31, 2013, the SIFMA rate was equal to 0.1% per annum resulting in a total cost of borrowing of approximately 2.0% per annum on the outstanding balance on the M24 TEBS Financing facility of $93.0 million. At December 31, 2014 and 2013, the Partnership reported approximately $1.0 million and $727,000, respectively as restricted cash on the balance sheet.

Payment of interest on the Class A TEBS Certificates will be made from the interest payments received by Freddie Mac from the Bonds and Senior Custody Receipts held by Freddie Mac on designated interest payment dates prior to any payments of interest on the Class B TEBS Certificates held by the Sponsor. As the holder of the Class B TEBS Certificates, the Sponsor is not entitled to receive interest payments on the Class B TEBS Certificates at any particular rate, but will be entitled to all payments of principal and interest on the Bonds and Senior Custody Receipts held by Freddie Mac after payment of principal and interest due on the Class A TEBS Certificates and payment of all Facility Fees and associated expenses. Accordingly, the amount of interest paid to the Sponsor on the Class B TEBS Certificates is expected to vary over time, and could be eliminated altogether, due to fluctuations in the interest rate payable on the Class A TEBS Certificates, Facility Fees, expenses and other factors.
The term of the M24 TEBS Financing facility coincides with the terms of the assets securing the TEBS Certificates, except that the Partnership may terminate the M24 TEBS Financing facility at its option on either September 15, 2017 or September 15, 2020. Should the Partnership not elect to terminate the M24 TEBS Financing facility on these dates, the full term of the M24 TEBS Financing facility runs through the final principal payment date associated with the securitized bonds, or July 15, 2050.
In February 2014, the mortgage revenue bond secured by Lost Creek was redeemed for an amount greater than the outstanding principal and accrued base interest. The Company received approximately $18.7 million for the Lost Creek mortgage revenue bond which was used to retire a portion of the M24 TEBS Financing facility.

The Company’s aggregate borrowings as of December 31, 2014 contractually mature over the next five years and thereafter as follows:

2015	$84,302,554
2016	24,561,861
2017	36,011,702
2018	2,300,657
2019	37,412,465
Thereafter	160,769,761
Total	$345,359,000

The Partnership’s strategic objective is to leverage its bond portfolio utilizing long term securitization financings with Freddie Mac through its TEBS program.  This strategy allows the Partnership to better match the duration of its assets and liabilities and to lock in a spread between its assets and liabilities.  The Partnership intends to refinance all of its maturing short term debt obligations with the proceeds of at least one additional TEBS financing.